Income Statement Data Resulting from Related Party Transactions with Affiliates, Accounted for by Equity Method (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule of Equity Method Investments [Line Items]
Kyocera's equity in earnings of affiliates	¥ (279)	¥ 83	¥ (18,150)
Kyocera's sales to affiliates	¥ 661	¥ 314	¥ 18,617